REMS International Real Estate Value-Opportunity Fund

REMS International Real Estate Value-Opportunity Fund

(the “Fund”)

Founders Shares (REIFX)

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Supplement dated December 30, 2015

To the Fund’s Prospectus dated September 16, 2015

(as supplemented from time to time)

* * * * * * * *

Effective January 1, 2016, the following replaces the sections entitled “Fees and Expenses” and “Example” in their entirety on page 1 of the Prospectus.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	REMS International Real Estate Value-Opportunity Fund Founders Shares
Redemption Fee (as a % of amount redeemed on shares held less than ninety (90) days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REMS International Real Estate Value-Opportunity Fund Founders Shares
Management Fee	1.00%
Other Expenses	2.33%
Total Annual Fund Operating Expenses	3.33%	[1]
[1]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses until April 30, 2016, so that there will be no annual fund operating expenses for the Founders Shares through that date. The adviser will have no opportunity to recoup these waivers and expense reimbursements at any time in the future.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
REMS International Real Estate Value-Opportunity Fund | Founders Shares | USD ($)	336	1,024	1,736	3,622

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